UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q/A
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05557
PROSPECT STREET® HIGH INCOME PORTFOLIO INC.
(Exact name of Registrant as specified in charter)
c/o Highland Capital Management, L.P.
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 800
Dallas, Texas 75240
Copy to:
Philip H. Harris, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, New York 10036-6522
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(877) 532-2834

Date of fiscal year end:	10/31

Date of reporting period:	1/31/2006

FORM N-Q
Item 1. Schedule of Investments.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments
As of January 31, 2006
Senior Loan Notes(c) — 7.46%(a)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Aerospace and Defense — 1.90%
$2,000,000	IAP Worldwide Services, Inc. 12.63% 6/20/2013	B3	B3	$2,047,500

				2,047,500

	Hotels, Motels, Inns, and Gaming — 1.60%
1,924,230	Resorts International Holdings, LLC 12.03% 4/26/2013	Caa2	CCC-	1,725,389

				1,725,389

	Leisure, Amusement, Entertainment — 2.02%
2,241,004	Blockbuster, Inc. 8.52% 8/20/2009	B3	B	2,177,136

				2,177,136

	Utilities — 1.93%
2,000,000	Calpine Generating Company, LLC 8.38% 4/1/2009	B3	D	2,082,500

				2,082,500

	Total Senior Loan Notes (cost $8,140,079)			8,032,525

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
As of January 31, 2006
Fixed Income — 97.32%(a)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Canada
	Diversified Natural Resources, Precious Metals and Minerals — 10.79%
$9,814,599	Uniforet, Inc. 9.00% 3/15/2009^	NR	NR	$6,968,365
6,543,066	Uniforet, Inc. 7.50% 9/15/2008^	NR	NR	4,645,577

				11,613,942

	Total Investment — Canada			11,613,942

	United States — 86.53%
	Aerospace and Defense — 0.94%
1,000,000	DRS Technologies, Inc. 7.63% 2/1/2018	B3	B	1,015,000

				1,015,000

	Automobile — 1.69%
2,000,000	American Tire Distribution 10.78% 4/1/2012	Caa2	CCC+	1,820,000

				1,820,000

	Beverage, Food and Tobacco — 1.17%
2,000,000	Merisant Co. 9.50% 7/15/2013	Caa2	CCC-	1,255,000

				1,255,000

	Broadcasting and Entertainment — 6.79%
2,000,000	CCH I, LLC 11.00% 10/1/2015(b)	Caa3	CCC-	1,645,000
3,000,000	CCO Holdings, LLC 8.75% 11/15/2013	B3	CCC-	2,880,000
1,000,000	Primedia, Inc. 9.72% 5/15/2010	B2	B	966,250
2,000,000	Young Broadcasting, Inc. 10.00% 3/1/2011	Caa2	CCC-	1,815,000

				7,306,250

	Buildings and Real Estate — 4.69%
1,500,000	AA/Ft Worth HQ Financial Trust 8.00% 10/5/2010(b)	NR	BBB-	1,177,710
2,000,000	Builders FirstSource, Inc. 8.59% 2/15/2012	B3	B	2,045,000
2,000,000	Tech Olympic USA, Inc. 7.50% 3/15/2011	B2	B3	1,827,500

				5,050,210

	Cable And Other Pay Television Services — 1.17%
1,000,000	Charter Communications Holding, LLC 10.75% 10/1/2009	Ca	CCC-	750,000
500,000	NTL Cable PLC 8.75% 4/15/2014	B3	B-	512,500

				1,262,500

	Cargo Transport — 2.37%
2,890,000	Quality Distribution 9.00% 11/15/2010	Caa3	CCC	2,546,813

				2,546,813

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
As of January 31, 2006
Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Chemicals, Plastics and Rubber — 2.42%
$1,100,000	Berry Plastics Corp. 10.75% 7/15/2012	B3	B-	$1,193,500
1,500,000	PQ Corporation 7.50% 2/15/2013(b)	B3	B-	1,413,750

				2,607,250

	Diversified/ Conglomerate Manufacturing — 1.42%
500,000	Jacuzzi Brands, Inc 9.63% 7/1/2010	B3	B	531,250
1,000,000	Jostens, Inc. 7.63% 10/1/2012	B3	B-	997,500

				1,528,750

	Diversified/ Conglomerate Service — 0.90%
1,000,000	Hydrochemical Industrial Services, Inc. 9.25% 2/15/2013(b)	Caa1	CCC+	970,000

				970,000

	Electronics — 3.38%
2,000,000	Danka Business Sys PLC 11.00% 6/15/2010	B3	B	1,707,500
1,000,000	Viasystems, Inc. 10.50% 1/15/2011	Caa2	CCC+	932,500
1,000,000	Wii Components, Inc. 10.00% 2/15/2012	B2	B-	995,000

				3,635,000

	Farming and Agriculture — 1.87%
2,000,000	GSI Group, Inc. 12.00% 5/15/2013	B3	B-	2,010,000

				2,010,000

	Finance — 1.86%
1,000,000	E*Trade Financial Corp. 7.38% 9/15/2013(b)	B1	B+	1,020,000
1,030,700	Innophos Investments 12.34% 2/15/2015(b)	Caa2	CCC+	984,318

				2,004,318

	Food, Beverage, and Tobacco — 1.63%
2,000,000	Chiquita Brands, LLC 7.50% 11/1/2014	B3	B-	1,760,000

				1,760,000

	Healthcare, Education and Childcare — 12.32%
2,000,000	Athena Neuro Finance, LLC 7.25% 2/21/2008	B3	B	1,970,000
3,000,000	Elan Financial PLC 7.75% 11/15/2011	B3	B	2,831,250
5,010,000	La Petite Academy, Inc. 10.00% 5/15/2008	Ca	CC	4,458,900
2,000,000	Pharma II (Risperidone) 7.00% 1/1/2018	NR	NR	1,860,000
2,000,000	Pharma IV (Eszopiclone) 12.00% 3/15/2014(b)	NR	NR	2,140,000

				13,260,150

	Home and Office Furnishings, Housewares, and Durable Consumer — 2.13%
1,500,000	American Achievement Corp. 8.25% 4/1/2012	B3	B-	1,535,625
1,000,000	Home Products International, Inc. 9.63% 5/15/2008	Caa2	CCC-	755,000

				2,290,625

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
As of January 31, 2006
Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Hotels, Motels, Inns, and Gaming — 4.40%
$3,000,000	Trump Entertainment Resorts Holdings, L.P. 8.50% 6/1/2015	Caa1	B-	$2,951,250
1,750,000	Virgin River Casino Corp. 9.00% 1/15/2012	B3	B	1,785,000

				4,736,250

	Leisure, Amusement, Entertainment — 3.32%
2,000,000	Ames True Temper, Inc. 8.60% 1/15/2012	Caa1	CCC+	1,875,000
2,000,000	Amscan Holdings, Inc. 8.75% 5/1/2014	Caa1	CCC+	1,705,000

				3,580,000

	Machinery (Non-Agriculture, Non-Construction, Non-Electronic) — 2.74%
1,000,000	CI Acquisition, Inc. 9.13% 10/15/2015(b)	B3	B-	1,032,500
2,000,000	Alliance Laundry Systems, LLC 8.50% 1/15/2013	B3	CCC+	1,920,000

				2,952,500

	Mining, Steel, Iron and Nonprecious Metals — 4.29%
1,500,000	IMCO Recycling, Inc. 10.38% 10/15/2010	B2	B+	1,650,000
3,000,000	United Rentals, Inc. 7.75% 11/15/2013	Caa1	B	2,970,000

				4,620,000

	Oil and Gas — 4.70%
1,000,000	El Paso Corp. 7.88% 6/15/2012	Caa1	B-	1,057,500
1,000,000	North American Energy Partners 8.75% 12/1/2011	Caa1	CCC+	985,000
1,000,000	Semgroup, LP 8.75% 11/15/2015(b)	B1	NR	1,030,000
2,000,000	Tesoro Petroleum Corporation 7.47% 7/17/2012	NR	NR	1,990,000

				5,062,500

	Personal and Non Durable Consumer Products — 2.41%
1,000,000	ACCO Brands Corp. 7.63% 8/15/2015	B2	B	953,750
2,000,000	Spectrum Brands 7.38% 2/1/2015	B3	B-	1,645,000

				2,598,750

	Personal, Food and Miscellaneous Services — 0.00%
678,035	Outsourcing Services Group 9.00% 7/15/2009(b)^	NR	NR	—

				—

	Personal Transportation — 2.57%
851,561	Continental Airlines, Inc. 7.88% 7/2/2018	Ba3	BB+	799,488
2,000,000	Continental Airlines Pass Thru 7.57% 12/1/2006	B3	B	1,969,625

				2,769,113

	Retail Stores — 1.54%
1,000,000	Keystone Automotive Operations, Inc. 9.75% 11/1/2013	Caa1	B-	865,000
825,000	Mothers Work, Inc. 11.25% 8/1/2010	Caa1	B-	798,188

				1,663,188

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
As of January 31, 2006
Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Structured Finance Obligations — 0.00%
$4,000,000	DLJ CBO 11.96% 4/15/2011*^	NR	NR	—

				—

	Telecommunications — 7.09%
4,000,000	BTI Telecom Corp. 10.50% 9/15/2007^	NR	NR	$2,000,000
2,000,000	Grande Communications Holdings 14.00% 4/1/2011	Caa2	CCC+	1,950,000
2,000,000	Nortel Networks Corporation 6.88% 9/1/2023	B3	B-	1,790,000
2,000,000	Triton PCS, Inc. 8.50% 6/1/2013	Caa1	CCC-	1,890,000

				7,630,000

	Utilities — 6.72%
4,785,438	Elwood Energy 8.16% 7/5/2026	Ba2	B+	5,196,081
2,000,000	Reliant Resources, Inc. 9.50% 7/15/2013	B1	B+	1,980,000
56,303	USGEN New England PCG 7.46% 1/02/2015(b)	NR	NR	55,740

				7,231,821

	Total Investment — United States			93,165,988

	Total Fixed Income (cost $109,549,000)			104,779,930

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
As of January 31, 2006

Common Stock — 27.38%

		Value
Units	Description	(Note 2a)

555,258	Altiva Financial Corp.*	$2,221
46,601	American Banknote Corp.*	815,517
853,905	ICO Global Communications Holding*	4,619,626
1,155,224	Motient Corp.*	24,028,659
2,975	New World Restaurant Group, Inc.*	11,156
24,015	Outsourcing Services Group*^	—
303	Viatel Holding Bermuda Limited*	10

	Total Common Stock (cost $23,613,448)	29,477,189

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (continued)
As of January 31, 2006

Warrants — 0.17%

		Value
Units	Description	(Note 2a)

210,943	ICO Global Communications Holding 5/16/2006*	$1,477
57,276	Loral Space + Communications 12/27/2006*	—
5,000	Xm Satellite Radio, Inc. 3/3/2010*	180,000

	Total Warrants (cost $870,339)	181,477

	Total Common Stock and Warrants (cost $24,483,787)	29,658,666

	Total Investments in Securities — 132.33% (cost $142,172,866)	142,471,121

	Other Assets Less Liabilities — 4.82%	5,188,741

	Preferred Stock — (37.15%)	(40,000,000)

	Net Assets Applicable to Common Stock — 100%	$107,659,862

(a)	Percentages are based on net assets applicable to common stock.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. As of January 31, 2006, the market value of these securities aggregated $11,469,018 or 10.65% of net assets applicable to common stock.

(c)	Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) and (iii) the certificate of deposit rate. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

   “NR” denotes not rated.

*	Non income producing security company.

   ^ Fair value priced by the Board of Directors. See footnote 2.

See accompanying notes.

FORM N-Q
Item 2. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PROSPECT STREET® HIGH INCOME PORTFOLIO INC.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date:	April 3, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date:	April 3, 2006

By:	/s/ M. Jason Blackburn

M. Jason Blackburn
Chief Financial Officer

Date:	April 3, 2006
EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)